Shareholder Report, Holdings (Details)	Jun. 30, 2024
Advisor Class A | Grayscale Bitcoin Trust BTC [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
Advisor Class A | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Advisor Class A | CACI International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Advisor Class A | OTC Markets Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Advisor Class A | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Advisor Class A | Miami International Holdings Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Advisor Class A | Verisk Analytics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Advisor Class A | Galaxy Digital Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Advisor Class A | Bakkt Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Advisor Class A | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Advisor Class A | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
Advisor Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Advisor Class A | Professional, Scientific, and Technical Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Advisor Class A | Administrative and Support and Waste Management and Remediation Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Advisor Class A | Information [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Advisor Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Advisor Class A | Management of Companies and Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Advisor Class A | Arts, Entertainment, and Recreation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Advisor Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Advisor Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Advisor Class C | Grayscale Bitcoin Trust BTC [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
Advisor Class C | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Advisor Class C | CACI International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Advisor Class C | OTC Markets Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Advisor Class C | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Advisor Class C | Miami International Holdings Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Advisor Class C | Verisk Analytics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Advisor Class C | Galaxy Digital Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Advisor Class C | Bakkt Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Advisor Class C | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Advisor Class C | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
Advisor Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Advisor Class C | Professional, Scientific, and Technical Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Advisor Class C | Administrative and Support and Waste Management and Remediation Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Advisor Class C | Information [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Advisor Class C | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Advisor Class C | Management of Companies and Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Advisor Class C | Arts, Entertainment, and Recreation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Advisor Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Advisor Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
No Load Class | Grayscale Bitcoin Trust BTC [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
No Load Class | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
No Load Class | CACI International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
No Load Class | OTC Markets Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
No Load Class | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
No Load Class | Miami International Holdings Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
No Load Class | Verisk Analytics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
No Load Class | Galaxy Digital Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
No Load Class | Bakkt Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
No Load Class | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
No Load Class | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
No Load Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
No Load Class | Professional, Scientific, and Technical Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
No Load Class | Administrative and Support and Waste Management and Remediation Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
No Load Class | Information [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
No Load Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
No Load Class | Management of Companies and Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
No Load Class | Arts, Entertainment, and Recreation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
No Load Class | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
No Load Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Advisor Class A | Grayscale Bitcoin Trust BTC [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Advisor Class A | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Advisor Class A | GAMCO Investors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Advisor Class A | Wheaton Precious Metals Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Advisor Class A | Landbridge Co. LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Advisor Class A | Galaxy Digital Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Advisor Class A | Sandstorm Gold Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Advisor Class A | Clarkson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Advisor Class A | Associated Capital Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Advisor Class A | Permian Basin Royalty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Advisor Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Advisor Class A | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Advisor Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Advisor Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Advisor Class A | Real Estate and Rental and Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Advisor Class A | Mining, Quarrying, and Oil and Gas Extraction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Advisor Class A | Wholesale Trade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Advisor Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Advisor Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Advisor Class A | Management of Companies and Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Advisor Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Advisor Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	68.90%
Advisor Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Advisor Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Advisor Class A | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Advisor Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Advisor Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Advisor Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Advisor Class A | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Advisor Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Advisor Class C | Grayscale Bitcoin Trust BTC [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Advisor Class C | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Advisor Class C | GAMCO Investors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Advisor Class C | Wheaton Precious Metals Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Advisor Class C | Landbridge Co. LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Advisor Class C | Galaxy Digital Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Advisor Class C | Sandstorm Gold Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Advisor Class C | Clarkson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Advisor Class C | Associated Capital Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Advisor Class C | Permian Basin Royalty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Advisor Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Advisor Class C | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Advisor Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Advisor Class C | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Advisor Class C | Real Estate and Rental and Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Advisor Class C | Mining, Quarrying, and Oil and Gas Extraction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Advisor Class C | Wholesale Trade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Advisor Class C | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Advisor Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Advisor Class C | Management of Companies and Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Advisor Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Advisor Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	68.90%
Advisor Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Advisor Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Advisor Class C | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Advisor Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Advisor Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Advisor Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Advisor Class C | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Advisor Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
No Load Class | Grayscale Bitcoin Trust BTC [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
No Load Class | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
No Load Class | GAMCO Investors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
No Load Class | Wheaton Precious Metals Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
No Load Class | Landbridge Co. LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
No Load Class | Galaxy Digital Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
No Load Class | Sandstorm Gold Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
No Load Class | Clarkson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
No Load Class | Associated Capital Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
No Load Class | Permian Basin Royalty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
No Load Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
No Load Class | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
No Load Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
No Load Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
No Load Class | Real Estate and Rental and Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
No Load Class | Mining, Quarrying, and Oil and Gas Extraction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
No Load Class | Wholesale Trade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
No Load Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
No Load Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
No Load Class | Management of Companies and Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
No Load Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
No Load Class | United States
Holdings [Line Items]
Percent of Net Asset Value	68.90%
No Load Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.40%
No Load Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
No Load Class | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
No Load Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
No Load Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
No Load Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
No Load Class | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
No Load Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Advisor Class A | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Advisor Class A | Grayscale Bitcoin Trust BTC [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Advisor Class A | Brookfield Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Advisor Class A | Live Nation Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Advisor Class A | CACI International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Advisor Class A | Franco-Nevada Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Advisor Class A | Howard Hughes Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Advisor Class A | Landbridge Co. LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Advisor Class A | Cboe Global Markets, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Advisor Class A | Associated Capital Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Advisor Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Advisor Class A | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Advisor Class A | Administrative and Support and Waste Management and Remediation Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Advisor Class A | Professional, Scientific, and Technical Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Advisor Class A | Real Estate and Rental and Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Advisor Class A | Mining, Quarrying, and Oil and Gas Extraction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Advisor Class A | Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Advisor Class A | Accommodation and Food Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Advisor Class A | Information [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Advisor Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Advisor Class C | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	65.30%
Advisor Class C | Grayscale Bitcoin Trust BTC [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
Advisor Class C | Brookfield Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Advisor Class C | Live Nation Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Advisor Class C | CACI International, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Advisor Class C | Franco-Nevada Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Advisor Class C | Howard Hughes Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Advisor Class C | Landbridge Co. LLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Advisor Class C | Cboe Global Markets, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Advisor Class C | Associated Capital Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Advisor Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	65.30%
Advisor Class C | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
Advisor Class C | Administrative and Support and Waste Management and Remediation Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Advisor Class C | Professional, Scientific, and Technical Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Advisor Class C | Real Estate and Rental and Leasing [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Advisor Class C | Mining, Quarrying, and Oil and Gas Extraction [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Advisor Class C | Construction [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Advisor Class C | Accommodation and Food Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Advisor Class C | Information [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Advisor Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Institutional Class | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Institutional Class | Grayscale Bitcoin Trust BTC [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Institutional Class | Brookfield Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Class | Live Nation Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Class | CACI International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Franco-Nevada Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Howard Hughes Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Landbridge Co. LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Institutional Class | Cboe Global Markets, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class | Associated Capital Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Institutional Class | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Institutional Class | Administrative and Support and Waste Management and Remediation Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Institutional Class | Professional, Scientific, and Technical Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Real Estate and Rental and Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Mining, Quarrying, and Oil and Gas Extraction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Accommodation and Food Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Class | Information [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
No Load Class | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
No Load Class | Grayscale Bitcoin Trust BTC [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
No Load Class | Brookfield Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
No Load Class | Live Nation Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
No Load Class | CACI International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
No Load Class | Franco-Nevada Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
No Load Class | Howard Hughes Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
No Load Class | Landbridge Co. LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
No Load Class | Cboe Global Markets, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
No Load Class | Associated Capital Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
No Load Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
No Load Class | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
No Load Class | Administrative and Support and Waste Management and Remediation Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
No Load Class | Professional, Scientific, and Technical Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
No Load Class | Real Estate and Rental and Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
No Load Class | Mining, Quarrying, and Oil and Gas Extraction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
No Load Class | Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
No Load Class | Accommodation and Food Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
No Load Class | Information [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
No Load Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Advisor Class A | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Advisor Class A | CACI International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Advisor Class A | Grayscale Bitcoin Trust BTC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Advisor Class A | Civeo Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Advisor Class A | DREAM Unlimited Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Advisor Class A | Associated Capital Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Advisor Class A | Inter Parfums, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Advisor Class A | Landbridge Co. LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Advisor Class A | Carnival Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Advisor Class A | Urbana Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Advisor Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Advisor Class A | Professional, Scientific, and Technical Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Advisor Class A | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Advisor Class A | Accommodation and Food Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Advisor Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Advisor Class A | Real Estate and Rental and Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Advisor Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Advisor Class A | Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Advisor Class A | Transportation and Warehousing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Advisor Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Advisor Class C | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Advisor Class C | CACI International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Advisor Class C | Grayscale Bitcoin Trust BTC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Advisor Class C | Civeo Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Advisor Class C | DREAM Unlimited Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Advisor Class C | Associated Capital Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Advisor Class C | Inter Parfums, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Advisor Class C | Landbridge Co. LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Advisor Class C | Carnival Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Advisor Class C | Urbana Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Advisor Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Advisor Class C | Professional, Scientific, and Technical Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Advisor Class C | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Advisor Class C | Accommodation and Food Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Advisor Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Advisor Class C | Real Estate and Rental and Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Advisor Class C | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Advisor Class C | Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Advisor Class C | Transportation and Warehousing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Advisor Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Institutional Class | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Institutional Class | CACI International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Institutional Class | Grayscale Bitcoin Trust BTC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Institutional Class | Civeo Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Institutional Class | DREAM Unlimited Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Institutional Class | Associated Capital Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Inter Parfums, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Landbridge Co. LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Carnival Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class | Urbana Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Institutional Class | Professional, Scientific, and Technical Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Institutional Class | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Institutional Class | Accommodation and Food Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Institutional Class | Real Estate and Rental and Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class | Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Transportation and Warehousing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
No Load Class | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
No Load Class | CACI International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
No Load Class | Grayscale Bitcoin Trust BTC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
No Load Class | Civeo Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
No Load Class | DREAM Unlimited Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
No Load Class | Associated Capital Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
No Load Class | Inter Parfums, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
No Load Class | Landbridge Co. LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
No Load Class | Carnival Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
No Load Class | Urbana Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
No Load Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
No Load Class | Professional, Scientific, and Technical Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
No Load Class | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
No Load Class | Accommodation and Food Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
No Load Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
No Load Class | Real Estate and Rental and Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
No Load Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
No Load Class | Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
No Load Class | Transportation and Warehousing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
No Load Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Advisor Class A | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
Advisor Class A | Grayscale Bitcoin Trust BTC [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Advisor Class A | Partners Value Investments LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Advisor Class A | Associated Capital Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Advisor Class A | Intercontinental Exchange, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Advisor Class A | Franco-Nevada Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Advisor Class A | Wheaton Precious Metals Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Advisor Class A | Urbana Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Advisor Class A | Clarkson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Advisor Class A | Permian Basin Royalty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Advisor Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
Advisor Class A | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Advisor Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Advisor Class A | Real Estate and Rental and Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Advisor Class A | Mining, Quarrying, and Oil and Gas Extraction [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Advisor Class A | Wholesale Trade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Advisor Class A | Administrative and Support and Waste Management and Remediation Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Advisor Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Advisor Class A | Management of Companies and Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Advisor Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Advisor Class C | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
Advisor Class C | Grayscale Bitcoin Trust BTC [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Advisor Class C | Partners Value Investments LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Advisor Class C | Associated Capital Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Advisor Class C | Intercontinental Exchange, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Advisor Class C | Franco-Nevada Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Advisor Class C | Wheaton Precious Metals Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Advisor Class C | Urbana Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Advisor Class C | Clarkson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Advisor Class C | Permian Basin Royalty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Advisor Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
Advisor Class C | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Advisor Class C | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Advisor Class C | Real Estate and Rental and Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Advisor Class C | Mining, Quarrying, and Oil and Gas Extraction [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Advisor Class C | Wholesale Trade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Advisor Class C | Administrative and Support and Waste Management and Remediation Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Advisor Class C | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Advisor Class C | Management of Companies and Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Advisor Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Institutional Class | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
Institutional Class | Grayscale Bitcoin Trust BTC [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Institutional Class | Partners Value Investments LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class | Associated Capital Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class | Intercontinental Exchange, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class | Franco-Nevada Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class | Wheaton Precious Metals Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Class | Urbana Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Class | Clarkson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Class | Permian Basin Royalty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
Institutional Class | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Institutional Class | Real Estate and Rental and Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class | Mining, Quarrying, and Oil and Gas Extraction [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class | Wholesale Trade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class | Administrative and Support and Waste Management and Remediation Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Class | Management of Companies and Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
No Load Class | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
No Load Class | Grayscale Bitcoin Trust BTC [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
No Load Class | Partners Value Investments LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
No Load Class | Associated Capital Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
No Load Class | Intercontinental Exchange, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
No Load Class | Franco-Nevada Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
No Load Class | Wheaton Precious Metals Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
No Load Class | Urbana Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
No Load Class | Clarkson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
No Load Class | Permian Basin Royalty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
No Load Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
No Load Class | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
No Load Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
No Load Class | Real Estate and Rental and Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
No Load Class | Mining, Quarrying, and Oil and Gas Extraction [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
No Load Class | Wholesale Trade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
No Load Class | Administrative and Support and Waste Management and Remediation Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
No Load Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
No Load Class | Management of Companies and Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
No Load Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
No Load Class | Benefit Street Partners CLO Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
No Load Class | Apidos CLO [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
No Load Class | Venture CDO Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
No Load Class | Babson CLO Ltd./Cayman Islands [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
No Load Class | Fortress Credit BSL Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
No Load Class | Regatta Funding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
No Load Class | Rad CLO [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
No Load Class | Magnetite CLO Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
No Load Class | ICG US CLO Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
No Load Class | Man GLG US CLO [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
No Load Class | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
No Load Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Advisor Class A | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.90%
Advisor Class A | CSW Industrials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Advisor Class A | Associated Capital Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Advisor Class A | GAMCO Investors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Advisor Class A | Civeo Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Advisor Class A | Landbridge Co. LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Advisor Class A | PrairieSky Royalty Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Advisor Class A | Liberty Media Corp.-Liberty Formula One [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Advisor Class A | Howard Hughes Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Advisor Class A | DREAM Unlimited Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Advisor Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.90%
Advisor Class A | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Advisor Class A | Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Advisor Class A | Accommodation and Food Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Advisor Class A | Real Estate and Rental and Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Advisor Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Advisor Class A | Information [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Advisor Class A | Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Advisor Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Advisor Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Advisor Class C | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.90%
Advisor Class C | CSW Industrials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Advisor Class C | Associated Capital Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Advisor Class C | GAMCO Investors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Advisor Class C | Civeo Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Advisor Class C | Landbridge Co. LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Advisor Class C | PrairieSky Royalty Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Advisor Class C | Liberty Media Corp.-Liberty Formula One [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Advisor Class C | Howard Hughes Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Advisor Class C | DREAM Unlimited Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Advisor Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.90%
Advisor Class C | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Advisor Class C | Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Advisor Class C | Accommodation and Food Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Advisor Class C | Real Estate and Rental and Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Advisor Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Advisor Class C | Information [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Advisor Class C | Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Advisor Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Advisor Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Institutional Class | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.90%
Institutional Class | CSW Industrials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Institutional Class | Associated Capital Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Class | GAMCO Investors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional Class | Civeo Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Landbridge Co. LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class | PrairieSky Royalty Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class | Liberty Media Corp.-Liberty Formula One [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Institutional Class | Howard Hughes Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Institutional Class | DREAM Unlimited Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.90%
Institutional Class | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Institutional Class | Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Institutional Class | Accommodation and Food Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Real Estate and Rental and Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class | Information [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Institutional Class | Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
No Load Class | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.90%
No Load Class | CSW Industrials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
No Load Class | Associated Capital Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
No Load Class | GAMCO Investors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
No Load Class | Civeo Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
No Load Class | Landbridge Co. LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
No Load Class | PrairieSky Royalty Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
No Load Class | Liberty Media Corp.-Liberty Formula One [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
No Load Class | Howard Hughes Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
No Load Class | DREAM Unlimited Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
No Load Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.90%
No Load Class | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
No Load Class | Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
No Load Class | Accommodation and Food Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
No Load Class | Real Estate and Rental and Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
No Load Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
No Load Class | Information [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
No Load Class | Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
No Load Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
No Load Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%